Leases - Additional Information (Details) - item	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Feb. 03, 2021	Mar. 24, 2020	Dec. 31, 2022
Leases
Lease term	3 years	3 years	2 years		5 years
Incremental borrowing rate						3.00%
Number of russian game development studios acquired				2